Document And Entity Information	Apr. 13, 2016
Document And Entity Information
Document Type	497
Document Period End Date	Apr. 13, 2016
Registrant Name	KP Funds
Central Index Key	0001573386
Amendment Flag	false
Document Creation Date	Apr. 13, 2016
Document Effective Date	Apr. 13, 2016
Prospectus Date	Apr. 13, 2016